DISTRIBUTION AGREEMENTS (Schedule of Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Estimated future amortization expense:
Intangible assets, net	$ 9,866	$ 9,767
Distribution Agreements [Member]
Estimated future amortization expense:
2013	720
2014	1,440
2015	1,440
2016	1,440
2017	1,440
Thereafter	4,079
Intangible assets, net	$ 10,559